Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Sysco Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-06544
Entity Tax Identification Number	74-1648137
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077-2099
City Area Code	281
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 Par Value
Trading Symbol	SYY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000096021
Amendment Flag	false